Investment Securities, Contractual Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Amortized Cost	$ 99,583	$ 80,197
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 307,153	$ 265,721
Weighted average yield contractual maturities, Total, available-for-sale	3.44%	3.55%
Due within 1 year, Contractual maturities, available-for-sale	$ 6,418	$ 4,218
Percentage of weighted average yield, Due within 1 year, available-for-sale	1.93%	2.84%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 37,442	$ 48,542
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.20%	1.98%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 31,202	$ 28,330
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.17%	2.98%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 232,091	$ 184,631
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.72%	4.07%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 99,155	$ 80,567
Total debt securities [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 14,883	$ 44,480
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	2.43%	2.13%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 51,037	$ 32,090
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	3.55%	3.57%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 33,663	$ 3,627
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	2.04%	1.74%
Held-to-maturity Securities, Amortized Cost	$ 99,583	$ 80,197
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	2.87%	2.69%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 99,155	$ 80,567
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	34,025	3,651
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	14,918	44,969
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	50,212	31,947
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%
Securities of U.S. Treasury and federal agencies [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 12,734	$ 43,384
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	2.30%	2.13%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 31,956	$ 1,276
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	2.05%	1.75%
Held-to-maturity Securities, Amortized Cost	$ 44,690	$ 44,660
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	2.12%	2.12%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 25,819	$ 36,250
Weighted average yield contractual maturities, Total, available-for-sale	1.44%	1.49%
Due within 1 year, Contractual maturities, available-for-sale	$ 1,328	$ 216
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.92%	0.77%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 23,477	$ 31,602
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	1.45%	1.44%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 1,014	$ 4,432
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	1.80%	1.86%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 0	$ 0
Percentage of weighted average yield, Due after 10 years, available-for-sale	0.00%	0.00%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 45,079	$ 45,167
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	32,313	1,298
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	12,766	43,869
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	0	0
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%
U.S. states and political subdivisions [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 436	$ 104
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	6.76%	7.49%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 5,876	$ 2,081
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	5.98%	5.89%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 24	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	8.20%	0.00%
Held-to-maturity Securities, Amortized Cost	$ 6,336	$ 2,185
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	6.04%	5.97%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 51,101	$ 49,990
Weighted average yield contractual maturities, Total, available-for-sale	5.65%	5.82%
Due within 1 year, Contractual maturities, available-for-sale	$ 2,990	$ 1,969
Percentage of weighted average yield, Due within 1 year, available-for-sale	1.69%	2.09%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 9,299	$ 7,709
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.74%	2.02%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 2,391	$ 3,010
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	4.71%	5.25%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 36,421	$ 37,302
Percentage of weighted average yield, Due after 10 years, available-for-sale	6.78%	6.85%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 6,209	$ 2,250
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	24	0
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	430	105
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	5,755	2,145
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%
Total mortgage-backed securities [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 177,548	$ 127,192
Weighted average yield contractual maturities, Total, available-for-sale	3.19%	3.54%
Due within 1 year, Contractual maturities, available-for-sale	$ 0	$ 3
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	6.55%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 153	$ 468
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	3.34%	1.99%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 5,428	$ 1,769
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.16%	3.88%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 171,967	$ 124,952
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.19%	3.55%
Federal agencies [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 45,161	$ 28,604
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	3.23%	3.47%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Amortized Cost	$ 45,161	$ 28,604
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	3.23%	3.47%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 161,230	$ 104,546
Weighted average yield contractual maturities, Total, available-for-sale	3.09%	3.29%
Due within 1 year, Contractual maturities, available-for-sale	$ 0	$ 3
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	6.55%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 128	$ 373
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.98%	1.58%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 5,363	$ 1,735
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.16%	3.84%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 155,739	$ 102,435
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.09%	3.29%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 44,457	$ 28,421
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	44,457	28,421
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%
Residential [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 7,816	$ 8,558
Weighted average yield contractual maturities, Total, available-for-sale	3.84%	4.17%
Due within 1 year, Contractual maturities, available-for-sale	$ 0	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 25	$ 34
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	5.21%	5.11%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 35	$ 34
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	4.34%	6.03%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 7,756	$ 8,490
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.83%	4.16%
Commercial [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 8,502	$ 14,088
Weighted average yield contractual maturities, Total, available-for-sale	4.58%	5.06%
Due within 1 year, Contractual maturities, available-for-sale	$ 0	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 0	$ 61
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	0.00%	2.79%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 30	$ 0
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.13%	0.00%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 8,472	$ 14,027
Percentage of weighted average yield, Due after 10 years, available-for-sale	4.59%	5.07%
Corporate debt securities [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 11,457	$ 15,411
Weighted average yield contractual maturities, Total, available-for-sale	4.81%	4.57%
Due within 1 year, Contractual maturities, available-for-sale	$ 2,043	$ 1,960
Percentage of weighted average yield, Due within 1 year, available-for-sale	2.90%	3.84%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 3,374	$ 6,731
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	5.89%	4.47%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 4,741	$ 5,459
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	4.71%	4.76%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 1,299	$ 1,261
Percentage of weighted average yield, Due after 10 years, available-for-sale	5.38%	5.47%
Collateralized loan and other debt obligations [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 1,065	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	2.58%	0.00%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 0	$ 1,405
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	0.00%	2.03%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Amortized Cost	$ 1,065	$ 1,405
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	2.58%	2.03%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 35,020	$ 30,967
Weighted average yield contractual maturities, Total, available-for-sale	2.70%	2.08%
Due within 1 year, Contractual maturities, available-for-sale	$ 0	$ 2
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	0.33%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 168	$ 804
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	1.34%	0.90%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 16,482	$ 12,707
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	2.66%	2.01%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 18,370	$ 17,454
Percentage of weighted average yield, Due after 10 years, available-for-sale	2.74%	2.19%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 1,070	$ 1,381
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	1,070	0
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	0	1,381
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%
Other [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 648	$ 992
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	1.89%	1.53%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 1,683	$ 2,351
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	1.81%	1.74%
Held-to-maturity Securities, Amortized Cost	$ 2,331	$ 3,343
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	1.83%	1.68%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 6,208	$ 5,911
Weighted average yield contractual maturities, Total, available-for-sale	2.18%	2.05%
Due within 1 year, Contractual maturities, available-for-sale	$ 57	$ 68
Percentage of weighted average yield, Due within 1 year, available-for-sale	3.06%	2.47%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 971	$ 1,228
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.35%	2.57%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 1,146	$ 953
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	2.04%	1.94%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 4,034	$ 3,662
Percentage of weighted average yield, Due after 10 years, available-for-sale	2.17%	1.89%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 2,340	$ 3,348
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	1,688	2,353
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	652	995
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	0	0
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%